April 17, 2020

Volumetric Fund, Inc.

     Conservative Equity Growth Fund

Summary Prospectus

   & Application

            Ticker: VOLMX

           No-Load Mutual Fund

           VOLUMETRIC FUND, INC.

SUMMARY PROSPECTUS

Ticker: VOLMX          April 17, 2020

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

    Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus online at https://volumetricfund.com/prospectus2020.pdf. Other information about the Fund including the Statement of Additional Information (“SAI”) and the most recent reports to shareholders are online at www.volumetric.com. You can also get the information at no cost by calling 800-541-FUND or by sending an e-mail request to info@volumetric.com. The Fund’s prospectus and SAI, both dated April 17, 2020, are all incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVES / GOALS

     Volumetric Fund’s (the “Fund”) investment objective is capital growth. Its secondary objective is downside protection.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases:	None
Maximum Deferred Sales Charge (Load):	None
Maximum Sales Charge (Load) on Reinvested Dividends:	None
Redemption Fee:	None*
Maximum Account Fee:	None

*To discourage market timing, the Fund charges a 2% fee, if shares are redeemed within 7 calendar days after their purchase. Management reserves the right to waive this fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	1.90%

**Other Expenses include less than 0.01% (1 basis point) of Acquired Fund Fees and Expenses

(“AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of ETFs and other mutual funds.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,224

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund typically invests in a broadly diversified portfolio of large and mid-cap domestic stocks; although, its portfolio may also contain small-cap stocks with annual revenues over $1 billion. Its securities are generally a blend of value and growth stocks. The Fund invests primarily in issues listed on the New York Stock Exchange, and to a lesser extent, in common stocks of NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in S&P 500 based ETFs or equivalents. Under negative stock market conditions, the Fund may allocate, for temporary defensive purposes, a large portion of its assets in cash equivalents or United States government securities for downside protection. A description of the Fund’s policies with respect to disclosure of its portfolio holdings is available in the Statement of Additional Information (“SAI”).

PRINCIPAL INVESTMENT RISKS

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

•Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Management Risk: Risk that the strategy used by the Adviser may fail to produce the intended results.

•Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.

•Interest Rate Risk: the risk that money market securities will decline in value, due to changes of interest rates.

PERFORMANCE

    The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad-based S&P 500 Index and the Citigroup 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 11.5% (quarter ended December 31, 2010) and the lowest return for a quarter was -13.9% (quarter ended September 30, 2011).

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years	Since Inception 12/31/1978
Return before taxes	+20.13%	+ 6.79%	+ 8.95%	+ 10.05%
Return after taxes on distributions	+19.36%	+ 5.45%	+ 8.11%	N/A
Return after taxes on distributions and sale of Fund shares	+16.11%	+ 5.33%	+ 6.96%	N/A
S&P 500 Index: (reflects no deductions for fees, expenses or taxes)	+31.49%	+12.46%	+14.15%	--
CitiGroup 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes)	+ 2.25%	+ 1.05%	+ 0.56%	--

   The S&P 500 Index represents the equity portion of the Fund’s portfolio and the CitiGroup 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio. These blended indexes better represent the portfolio versus using the S&P 500 Composite Index only.

After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

INVESTMENT ADVISER

      Volumetric Advisers, Inc. is the Fund’s investment adviser.

PORTFOLIO MANAGERS

•Irene J. Zawitkowski is the Chair (since Jun 2018), CEO (since Apr 2016) and Senior Portfolio Manager (since Apr 2016) of the Fund. Irene was President and Portfolio Co-Manager from Sep 2003 to 2016 and Executive Vice President of the Fund from inception to 2003.

•Jeffrey Gibs is President (since Apr 2016) and Portfolio Co-Manager (since Apr 2016) and Chief Compliance Officer (“CCO”) (since 2005). Jeffrey was Executive Vice President from 2015 to 2016 and Vice President from 1997 to 2015.

•Gabriel J. Gibs is the Chair Emeritus (since Jun 2018), Portfolio Co-Manager (since Sep 2003) and Founder of the Fund. Gabriel was Chair from 1978 (inception) to 2018, Chief Executive Officer (“CEO”) from 1978 to 2016 and Portfolio Manager from inception to 2003.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

PURCHASE AND SALES OF SHARES

To open a new account, after reading the Prospectus or Summary Prospectus, complete a new account application form(s). Complete and mail it with your signature and personal or business check payable to “Volumetric Fund, Inc.”.

You may purchase or sell shares of the Fund at the net asset value (“NAV”) per share next determined after your order is received in proper form. This may be done via mail, email, or telephone, on any business day when the New York Stock Exchange is open for trading. Volumetric can be contacted by calling 800-541-3863.

All shareholder forms, documents and checks should be sent to:

Volumetric Fund Inc.,

87 Violet Drive, Pearl River, New York 10965

The minimum initial investment in the Fund is $500, and the minimum for each subsequent investment is $200. When making regular investments through Volumetric’s automatic investment plan the minimum investment is $100.

No third-party check, treasury check, cashier check, travelers check, starter check, teller check, bank check, or cash are accepted; however, management has the right to make an exception. Within three business days after receipt, the Fund will issue an “Account Statement” acknowledging the amount invested and the number of shares purchased. Similarly, a statement will be issued for any redemption.

TAX INFORMATION

The Fund’s distributions will be generally taxable to you as capital gains or ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

PAYMENTS TO BROKER-DEALERS AND FINANCIAL INTERMEDIATES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

Phone: 845-623-7637 / 800-541-FUND

Website: www.volumetric.com

Email: info@volumetric.com

Volumetric Fund, Inc.

New Account

Application

   87 Violet Drive

   Pearl River, New York 10965

   www.volumetric.com

   info@volumetric.com

  800-541-FUND or 845-623-7637

I (We) hereby enclose a personal or business check for $_____________ payable to Volumetric Fund, Inc. for the purchase of Volumetric Fund shares at the price in effect at the time this application is received. Please register me (us) as a shareholder and issue my shares as indicated below.

Account Type (Check type of account to open)

Individual                                                               Joint Tenants WRTOS (with right of survivorship)

Trusts / IRA/ Retirement plan                              Corporation / Partnership / Fiduciary, etc.

Custodial account under the UGM (Uniform Gift to Minors Act) or UTMA (Uniform Transfer to Minors Act)

   _____________________________________________________       _____________________________  _____________________

       Name                                                                                                       Social Security Number                       Date of Birth

   _____________________________________________________       _____________________________  _____________________

       Name of Joint Owner (WRTOS)                                                        Social Security Number                       Date of Birth

Custodian Account (Place checkmark next to social security number to use for tax purposes)

    ______________________________________________________      _____________________________  ____________________

      Name of Custodian                                                                                    Social Security Number                      Date of Birth

     ______________________________________________________      _____________________________  ____________________

Address and Telephone

      Name of Minor                                                                                           Social Security Number           Date of Birth

   _____________________________________________________________________________________________________________

     Address

   _____________________________________________________________________________________________________________

      City/State/Zip

    _____________________________________________________________________________________________________________

      Home Phone                                                          Cell Phone                                               Email Address

                                                                                                                                                                              Do not email me general info from the Fund (check here)

Distribution Options

Income dividends and capital gains distributions (if any) will be automatically reinvested into additional shares (Option A), unless otherwise indicated below (check your option):

   Option A:    Reinvest all income dividends and capital gains. Option B:    Pay all income dividends and capital gains in cash.

Automatic Investment Option

This option allows you to automatically invest directly from your bank account on a monthly, bi-monthly, or quarterly basis. Volumetric Fund will make automatic share purchases based on your enclosed check. If you would prefer purchases made from another account, please provide Volumetric Fund the account details. If utilizing an IRA account, the purchase transactions will be considered an IRA contribution for the tax year the money is received, unless the Fund is notified in writing at the time of purchase. Please complete, if you wish to start the automatic investment option:

 Amount to Invest ($100 minimum per transaction) $_______________                 Start Date (Allow 3 weeks for processing): ______________

 Frequency:     Monthly /      Bi-Monthly (every other month) /      Quarterly             Day of the Month:     5th /      20th

Cost Basis Election

Volumetric Fund, Inc. is responsible for reporting to the IRS your realized gains and losses on covered shares. These are shares acquired on or after Jan. 1, 2012. Volumetric Fund's default tax lot identification method is Single Category Average Cost, which means that the average cost of all the shares in your account is used to determine capital gains/losses. Any request to change your cost basis method must be made in writing prior to a redemption of covered shares. IRS regulations do not permit you to change your tax lot identification method once the shares are sold.

US Patriot Act: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for information that will allow us to identify you. This application will be rejected if information cannot be   verified.

I (We) am (are) of legal age and have received and read the Prospectus and agree to its terms. I (We) certify, under penalty of perjury, that I (we) am (are) not subject to backup withholding and that my (our) correct taxpayer identification number is as indicated on this application. If electing the Automatic Investment Plan, I certify I am authorized and request Volumetric Fund to debit my bank account as indicated above until written notice is given. Volumetric will not be responsible for any liability in acting upon an Automatic Investment Plan instruction

     ____________________________________________________      _____________________________

        Signature                       Date

     ____________________________________________________      _____________________________

      Signature of Joint Owner, authorized officer, partner, trustee or other signer                  Date

     Volumetric Fund, Inc.

87 Violet Drive,

Pearl River, New York 10965

Phone: 845-623-7637 and

  800-541-FUND

Email: info@volumetric.com

Website: www.volumetric.com